Financial Instruments - Changes in Interest Expense Due to an Increases or Decreases in Interest Rate (Detail) - Variable rate [member] - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
1% increase in floating rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hypothetical percentage change in the floating rate	1.00%	1.00%
Change in interest expense due to hypothetical increase or decrease in the floating rate	₩ (99,770)	₩ (120,247)
1% decrease in floating rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hypothetical percentage change in the floating rate	(1.00%)	(1.00%)
Change in interest expense due to hypothetical increase or decrease in the floating rate	₩ 99,770	₩ 120,247